Cat Financial Financing Activities (Details) (Cat Financial, USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Wholesale inventory receivable
Total wholesale inventory receivables	$ 1,990	$ 1,361	$ 937
2012	1,360
2013	276
2014	189
2015	55
2016	18
Total Amounts Due	1,898
Guaranteed residual value	129
Unguaranteed residual value	11
Less: Unearned income	(48)
Total wholesale inventory receivables	1,990	1,361	937
Wholesale Installment Contracts
Wholesale inventory receivable
Total wholesale inventory receivables	406
2012	204
2013	107
2014	72
2015	23
2016	7
Total Amounts Due	413
Less: Unearned income	(7)
Total wholesale inventory receivables	406
Wholesale Finance Leases
Wholesale inventory receivable
Total wholesale inventory receivables	399
2012	128
2013	74
2014	58
2015	23
2016	9
Total Amounts Due	292
Guaranteed residual value	129
Unguaranteed residual value	11
Less: Unearned income	(33)
Total wholesale inventory receivables	399
Wholesale Notes
Wholesale inventory receivable
Total wholesale inventory receivables	1,185
2012	1,028
2013	95
2014	59
2015	9
2016	2
Total Amounts Due	1,193
Less: Unearned income	(8)
Total wholesale inventory receivables	$ 1,185